UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: April 30

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

ALL CAP FUND

FORM N-Q

JULY 31, 2009

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited)	July 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS† - 99.7%
CONSUMER DISCRETIONARY - 11.7%
Hotels, Restaurants & Leisure - 1.0%
1,010,839	PartyGaming PLC *	$4,321,794

Household Durables - 0.7%
149,800	Toll Brothers Inc. *	2,930,088

Media - 4.2%
83,731	Time Warner Cable Inc.	2,768,147
358,480	Time Warner Inc.	9,557,077
268,900	Viacom Inc., Class B Shares *	6,227,724

	Total Media	18,552,948

Multiline Retail - 0.9%
82,800	Kohl’s Corp. *	4,019,940

Specialty Retail - 4.9%
107,400	CarMax Inc. *	1,732,362
1,303,275	Chico’s FAS Inc. *	14,948,564
239,800	Staples Inc.	5,040,596

	Total Specialty Retail	21,721,522

	TOTAL CONSUMER DISCRETIONARY	51,546,292

CONSUMER STAPLES - 1.8%
Beverages - 1.8%
260,200	Hansen Natural Corp. *	8,068,802

ENERGY - 5.6%
Energy Equipment & Services - 3.3%
179,600	Baker Hughes Inc.	7,273,800
196,300	National-Oilwell Varco Inc. *	7,055,022

	Total Energy Equipment & Services	14,328,822

Oil, Gas & Consumable Fuels - 2.3%
34,300	Apache Corp.	2,879,485
87,500	ConocoPhillips	3,824,625
88,900	XTO Energy Inc.	3,576,447

	Total Oil, Gas & Consumable Fuels	10,280,557

	TOTAL ENERGY	24,609,379

FINANCIALS - 19.3%
Capital Markets - 6.7%
183,236	Blackstone Group LP	2,063,237
28,500	Goldman Sachs Group Inc.	4,654,050
159,900	Morgan Stanley	4,557,150
134,600	State Street Corp.	6,770,380
625,166	TD Ameritrade Holding Corp. *	11,590,578

	Total Capital Markets	29,635,395

Commercial Banks - 1.1%
246,300	SunTrust Banks Inc.	4,802,850

Consumer Finance - 2.5%
357,200	Capital One Financial Corp.	10,966,040

Diversified Financial Services - 2.8%
282,828	Bank of America Corp.	4,183,026
210,431	JPMorgan Chase & Co.	8,133,158

	Total Diversified Financial Services	12,316,184

Insurance - 5.4%
70,500	Allstate Corp.	1,897,155
164,700	Assurant Inc.	4,203,144
924,900	Assured Guaranty Ltd.	12,920,853
59,900	MetLife Inc.	2,033,605

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Insurance - 5.4% (continued)
451,800	NATL Inc. *	$1,893,042
1,550,000	Syncora Holdings Ltd. *	558,000

	Total Insurance	23,505,799

Thrifts & Mortgage Finance - 0.8%
550,000	MGIC Investment Corp.	3,630,000

	TOTAL FINANCIALS	84,856,268

HEALTH CARE - 9.6%
Biotechnology - 1.9%
441,759	Amylin Pharmaceuticals Inc. *	6,498,275
136,100	Human Genome Sciences Inc. *	1,946,230

	Total Biotechnology	8,444,505

Health Care Providers & Services - 7.7%
288,923	Aetna Inc.	7,792,253
60,900	McKesson Corp.	3,115,035
412,289	UnitedHealth Group Inc.	11,568,829
213,500	WellPoint Inc. *	11,238,640

	Total Health Care Providers & Services	33,714,757

	TOTAL HEALTH CARE	42,159,262

INDUSTRIALS - 12.1%
Aerospace & Defense - 2.3%
114,300	Goodrich Corp.	5,870,448
36,700	Lockheed Martin Corp.	2,743,692
36,200	Northrop Grumman Corp.	1,613,796

	Total Aerospace & Defense	10,227,936

Air Freight & Logistics - 1.0%
79,800	United Parcel Service Inc., Class B Shares	4,287,654

Airlines - 1.5%
679,800	Delta Air Lines Inc. *	4,711,014
478,889	UAL Corp. *	1,973,023

	Total Airlines	6,684,037

Commercial Services & Supplies - 0.2%
35,920	Republic Services Inc.	955,472

Electrical Equipment - 0.6%
69,500	Emerson Electric Co.	2,528,410

Industrial Conglomerates - 2.9%
126,900	3M Co.	8,948,988
71,300	United Technologies Corp.	3,883,711

	Total Industrial Conglomerates	12,832,699

Machinery - 1.7%
64,300	Caterpillar Inc.	2,833,058
72,500	Deere & Co.	3,171,150
70,000	Kennametal Inc.	1,492,400

	Total Machinery	7,496,608

Road & Rail - 1.9%
875,489	Hertz Global Holdings Inc. *	8,264,616

	TOTAL INDUSTRIALS	53,277,432

INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 2.5%
345,000	Nokia Oyj, ADR	4,602,300
273,200	Polycom Inc. *	6,488,500

	Total Communications Equipment	11,090,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Computers & Peripherals - 7.5%
1,093,600	EMC Corp. *	$16,469,616
138,200	International Business Machines Corp.	16,297,926

	Total Computers & Peripherals	32,767,542

Electronic Equipment, Instruments & Components - 2.9%
257,400	Avnet Inc. *	6,280,560
704,100	Jabil Circuit Inc.	6,449,556

	Total Electronic Equipment, Instruments & Components	12,730,116

Internet Software & Services - 2.6%
252,000	eBay Inc. *	5,355,000
16,728	OpenTable Inc. *	496,822
377,400	Yahoo! Inc. *	5,404,368

	Total Internet Software & Services	11,256,190

Semiconductors & Semiconductor Equipment - 6.9%
259,400	Marvell Technology Group Ltd. *	3,460,396
1,892,485	Micron Technology Inc. *	12,092,979
618,970	Texas Instruments Inc.	14,886,229

	Total Semiconductors & Semiconductor Equipment	30,439,604

Software - 7.4%
348,600	Nuance Communications Inc. *	4,601,520
484,543	Playtech Ltd.	2,360,942
575,781	Red Hat Inc. *	13,145,080
473,500	Symantec Corp. *	7,069,355
563,300	Take-Two Interactive Software Inc. *	5,362,616

	Total Software	32,539,513

	TOTAL INFORMATION TECHNOLOGY	130,823,765

MATERIALS - 2.3%
Chemicals - 2.3%
569,075	Nalco Holding Co.	10,066,937

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
137,300	AT&T Inc.	3,601,379

UTILITIES - 6.7%
Independent Power Producers & Energy Traders - 6.7%
1,975,900	AES Corp. *	25,271,761
751,225	RRI Energy Inc. *	4,019,054

	TOTAL UTILITIES	29,290,815

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $482,016,119)	438,300,331

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT
SHORT-TERM INVESTMENT ‡ - 0.9%
Repurchase Agreement - 0.9%
$4,152,000	Interest in $187,440,000 joint tri-party repurchase agreement dated 7/31/09 with Deutsche Bank Securities Inc., 0.190% due 8/3/09; Proceeds at maturity - $4,152,066; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.125% due 3/12/10 to 4/23/14; Market value - $4,235,044) (Cost - $4,152,000)	$4,152,000

	TOTAL INVESTMENTS - 100.6% (Cost - $486,168,119#)	442,452,331
	Liabilities in Excess of Other Assets - (0.6)%	(2,837,183)

	TOTAL NET ASSETS - 100.0%	$439,615,148

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Schedule of Investments.

*	Non-income producing security.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted FAS 157. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$438,300,331	—	—	$438,300,331
Short-term investments†	—	$4,152,000	—	4,152,000
Total	$438,300,331	$4,152,000	—	$442,452,331

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$60,990,856
Gross unrealized depreciation	(104,706,644)

Net unrealized depreciation	$(43,715,788)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2009